Accounts payable and accrued liabilities: (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Vendor payables	$ 44	$ 52
Interest rate	6.69%
Liabilities that are part of the arrangements	150 days
Amount owed	$ 211